Financial instruments - Fair value measurement of financial assets and liabilities (Details) - At fair value - CAD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial liabilities	$ 197,727	$ 32,777
FVTE
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,694,100	1,806,999
FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	272,294	250,684
Derivative financial assets	3,346	7,699
Cash and cash equivalents | FVTE | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	864,209	1,461,145
Cash included in funds held for clients (Note 5) | FVTE | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	704,503	233,584
Deferred compensation plan assets (Note 11) | FVTE | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	125,388	112,270
Short-term investments included in current financial assets | FVOCI | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,675	3,279
Long-term bonds included in funds held for clients (Note 5) | FVOCI | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	240,932	223,196
Long-term investments (Note 11) | FVOCI | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	27,687	24,209
Cross-currency swaps | Current derivative financial instruments included in current financial assets | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial liabilities	3,036	0
Cross-currency swaps | Long-term derivative financial instruments (Note 11) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial liabilities	136,155	9,500
Cross-currency swaps | Current derivative financial instruments included in current financial assets | FVOCI | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	1,011	0
Cross-currency swaps | Long-term derivative financial instruments (Note 11) | FVOCI | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	395	0
Foreign currency forward contracts | Current derivative financial instruments included in current financial assets | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial liabilities	21,586	13,073
Foreign currency forward contracts | Long-term derivative financial instruments (Note 11) | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial liabilities	36,950	10,204
Foreign currency forward contracts | Current derivative financial instruments included in current financial assets | FVOCI | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	1,481	5,055
Foreign currency forward contracts | Long-term derivative financial instruments (Note 11) | FVOCI | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	$ 459	$ 2,644